SHORT TERM LOANS-UNRELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS FROM THIRD PARTIES FOR WORKING CAPITAL PURPOSES

As of June 30, 2025 and December 31, 2024, short term loans from third parties for working capital purposes were as following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Third parties loans	6,872,111	6,561,136
Total	$6,872,111	$6,561,136

SCHEDULE OF THIRD PARTY LOANS

Third parties loans as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Ms. Xiuxia Wang	2,213,412	1,880,044
Mr. Hongshan Liu	568,038	564,330
Fujian Chuanzhiyuan Co, ltd	139,595	136,997
CISI Investment Limited	2,546,066	2,574,765
Ms. Xiaozhen Li	1,405,000	1,405,000
	$6,872,111	$6,561,136

SCHEDULE OF CHANGES IN BORROWINGS

Changes in loans were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance	$6,561,136	$1,143,565
Proceeds from third parties	322,045	935,551
Repayment of loans to third parties	(31,269)	(275,814)
Exchange difference	20,199	(31,065)
Ending balance	$6,872,111	$1,772,237